UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth & Income Fund

Portfolio of Investments

July 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.7%
Financials - 20.7%
Capital Markets - 4.5%
BlackRock, Inc.-Class A	156,834	$24,699,787
Franklin Resources, Inc.	120,500	12,119,890
Goldman Sachs Group, Inc. (The)	104,400	15,745,608
SEI Investments Co.	250,780	4,809,960
State Street Corp.	262,900	10,232,068

		67,607,313

Commercial Banks - 1.4%
PNC Financial Services Group, Inc.	214,400	12,733,216
Wells Fargo & Co.	278,400	7,720,032

		20,453,248

Diversified Financial Services - 4.7%
Bank of America Corp.	996,900	13,996,476
IntercontinentalExchange, Inc. (a)	112,800	11,913,936
JPMorgan Chase & Co.	1,109,600	44,694,688

		70,605,100

Insurance - 10.1%
ACE Ltd.	753,470	39,994,188
Arch Capital Group Ltd. (a)	159,200	12,458,992
Axis Capital Holdings Ltd.	1,321,935	41,204,714
Loews Corp.	385,900	14,336,185
RenaissanceRe Holdings Ltd.	175,800	10,059,276
Transatlantic Holdings, Inc.	195,300	9,337,293
Travelers Cos., Inc. (The)	461,600	23,287,720

		150,678,368

		309,344,029

Health Care - 15.7%
Biotechnology - 4.0%
Amgen, Inc.(a)	1,096,400	59,786,692

Health Care Providers & Services - 4.4%
AmerisourceBergen Corp.-Class A	170,600	5,112,882
Cardinal Health, Inc.	306,800	9,900,436
Medco Health Solutions, Inc. (a)	220,113	10,565,424
Quest Diagnostics, Inc.	108,800	5,112,512
UnitedHealth Group, Inc.	1,160,700	35,343,315

		66,034,569

Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc. (a)	234,600	10,524,156

Pharmaceuticals - 6.6%
Abbott Laboratories	300,800	14,763,264
Eli Lilly & Co.	304,400	10,836,640
Endo Pharmaceuticals Holdings, Inc. (a)	239,075	5,740,190
Forest Laboratories, Inc. (a)	725,600	20,135,400
Merck & Co., Inc.	577,930	19,915,468
Pfizer, Inc.	1,795,700	26,935,500

		98,326,462

		234,671,879

Industrials - 14.2%
Aerospace & Defense - 5.3%
Goodrich Corp.	105,800	7,709,646
Honeywell International, Inc.	678,300	29,071,938
ITT Corp.	170,600	8,038,672
L-3 Communications Holdings, Inc.	74,350	5,430,524
Raytheon Co.	420,050	19,435,713
United Technologies Corp.	148,000	10,522,800

		80,209,293

Commercial Services & Supplies - 0.3%
Cintas Corp.	153,000	4,048,380

Construction & Engineering - 1.5%
Foster Wheeler AG (a)	200,000	4,604,000
URS Corp. (a)	440,980	17,811,182

		22,415,182

Electrical Equipment - 3.2%
AMETEK, Inc.	240,600	10,651,362
Emerson Electric Co.	492,700	24,408,358
Hubbell, Inc.-Class B	276,700	13,057,473

		48,117,193

Machinery - 3.1%
Dover Corp.	816,400	39,162,708
Joy Global, Inc.	112,970	6,707,029
Valmont Industries, Inc.	2,100	149,205

		46,018,942

Road & Rail - 0.8%
Norfolk Southern Corp.	214,000	12,041,780

		212,850,770

Information Technology - 13.7%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	364,100	8,399,787

Computers & Peripherals - 4.1%
EMC Corp. (a)	1,074,835	21,270,985
Hewlett-Packard Co.	615,500	28,337,620
Teradata Corp. (a)	371,700	11,820,060

		61,428,665

Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics, Inc. (a)	468,000	11,601,720

IT Services - 1.4%
Amdocs Ltd. (a)	366,800	10,024,644
Hewitt Associates, Inc.-Class A (a)	197,400	9,692,340
VeriFone Systems, Inc. (a)	93,400	2,043,592

		21,760,576

Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	1,125,200	23,179,120
KLA-Tencor Corp.	197,800	6,264,326
Texas Instruments, Inc.	819,300	20,228,517

		49,671,963

Software - 3.5%
Intuit, Inc. (a)	155,800	6,193,050
MICROS Systems, Inc. (a)	165,400	5,918,012
Microsoft Corp.	1,140,400	29,433,724
Oracle Corp.	465,000	10,992,600

		52,537,386

		205,400,097

Energy - 12.9%
Energy Equipment & Services - 1.5%
Helmerich & Payne, Inc.	307,700	12,471,081
Noble Corp. (a)	305,050	9,914,125

		22,385,206

Oil, Gas & Consumable Fuels - 11.4%
BP PLC (Sponsored ADR)	970,200	37,323,594
Chevron Corp.	855,600	65,205,276
Exxon Mobil Corp.	935,200	55,812,736
Occidental Petroleum Corp.	159,950	12,464,903

		170,806,509

		193,191,715

Consumer Discretionary - 9.1%
Media - 6.5%
Comcast Corp.-Class A	2,371,450	46,172,132
News Corp.-Class A	1,335,700	17,430,885
Time Warner, Inc.	881,333	27,726,736
Viacom, Inc.-Class B	169,800	5,610,192

		96,939,945

Multiline Retail - 2.6%
Kohl’s Corp. (a)	284,400	13,563,036
Target Corp.	513,400	26,347,688

		39,910,724

		136,850,669

Telecommunication Services - 5.0%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	1,397,800	36,258,932
Qwest Communications International, Inc.	6,802,800	38,503,848

		74,762,780

Consumer Staples - 4.4%
Food Products - 1.0%
ConAgra Foods, Inc.	436,885	10,258,060
General Mills, Inc.	146,700	5,017,140

		15,275,200

Household Products - 0.6%
Kimberly-Clark Corp.	135,700	8,701,084

Tobacco - 2.8%
Lorillard, Inc.	247,350	18,857,964
Philip Morris International, Inc.	445,800	22,753,632

		41,611,596

		65,587,880

Utilities - 1.8%
Gas Utilities - 0.9%
Energen Corp.	300,100	13,336,444

Multi-Utilities - 0.9%
DTE Energy Co.	298,200	13,764,912

		27,101,356

Materials - 1.2%
Chemicals - 1.2%
CF Industries Holdings, Inc.	222,121	18,034,004

Total Common Stocks (cost $1,395,964,478)		1,477,795,179

SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.20% (b) (cost $29,374,382)	29,374,382	29,374,382

Total Investments - 100.7% (cost $1,425,338,860)(c)		1,507,169,561
Other assets less liabilities - (0.7)%		(10,443,323)

Net Assets - 100.0%		$1,496,726,238

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of July 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $138,628,848 and gross unrealized depreciation of investments was $(56,798,147), resulting in net unrealized appreciation of $81,830,701.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Growth & Income Fund

July 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,477,795,179	$—	$—	$1,477,795,179
Short-Term Investments	29,374,382	—	—	29,374,382

Total Investments in Securities	1,507,169,561	—	—	1,507,169,561
Other Financial Instruments*	—	—	—	—

Total	$1,507,169,561	$—	$—	$1,507,169,561

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2010